Nasdaq Stock Market

16004887

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-35750

By Electronic Mail

October 11, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 11, 2016 The Nasdaq Stock Market (the "Exchange") received from First Internet Bancorp (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

6.0% Fixed-to-Floating Rate Subordinated Notes due 2026

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery